Deferred tax assets and liabilities - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Unremitted earnings retained for reinvestment	$ 10,000	$ 9,000
Temporary differences and unused tax losses for which no deferred tax assets were recognized	8,900	8,900
Capital loss carryforwards for which no deferred tax assets were recognized	$ 83	131
Capital loss carryforwards for which no deferred tax assets were recognized, expiration period	2 years
Tax loss carryforwards expired in period	$ 1	$ 0	$ 0